UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

International Growth Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 96.5%		$7,738,154,103
(Cost $6,351,047,402)
Australia 5.0%		400,229,961
Amcor, Ltd.	7,726,056	90,605,924
Aristocrat Leisure, Ltd.	5,863,871	97,997,729
Qantas Airways, Ltd.	17,732,349	76,500,198
Treasury Wine Estates, Ltd.	11,267,382	135,126,110
Austria 1.3%		102,888,559
ams AG (A)(B)	1,055,477	102,888,559
Brazil 1.4%		110,228,126
Ambev SA	17,555,700	110,228,126
Canada 2.1%		165,062,116
Magna International, Inc. (B)	1,573,840	88,283,379
The Bank of Nova Scotia	1,215,263	76,778,737
China 15.4%		1,237,650,635
Alibaba Group Holding, Ltd., ADR (A)	1,615,884	286,140,739
New Oriental Education & Technology Group, Inc., ADR	1,315,609	111,642,580
Ping An Insurance Group Company of China, Ltd., H Shares	17,569,000	174,341,059
Sunny Optical Technology Group Company, Ltd.	6,332,000	106,480,836
TAL Education Group, ADR	2,958,342	82,478,575
Tencent Holdings, Ltd.	6,990,884	357,941,271
Weibo Corp., ADR (A)(B)	1,092,719	118,625,575
Denmark 2.2%		176,956,222
DSV A/S	1,270,862	97,872,495
Genmab A/S (A)	401,647	79,083,727
France 11.7%		935,634,029
Airbus SE	1,648,137	171,507,097
Alstom SA	2,648,005	109,202,775
Edenred	3,571,428	102,095,813
Kering	258,945	114,828,093
Legrand SA	1,646,251	123,220,707
LVMH Moet Hennessy Louis Vuitton SE (B)	486,903	141,840,384
Safran SA	1,622,949	172,939,160
Germany 1.4%		109,543,275
United Internet AG	1,623,065	109,543,275
Hong Kong 1.6%		127,991,116
Melco Resorts & Entertainment, Ltd., ADR	4,901,996	127,991,116
India 4.1%		329,769,563
HDFC Bank, Ltd.	3,260,071	93,839,680
IndusInd Bank, Ltd.	4,116,048	106,230,431
Maruti Suzuki India, Ltd.	971,819	129,699,452
Indonesia 2.2%		173,638,838
Bank Central Asia Tbk PT	56,108,067	84,340,473
Telekomunikasi Indonesia Persero Tbk PT	289,109,551	89,298,365
Ireland 1.5%		119,280,765
ICON PLC (A)	1,021,152	119,280,765
2	JOHN HANCOCK International Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan 8.7%		$701,181,522
Bandai Namco Holdings, Inc.	2,917,440	95,231,457
Keyence Corp.	269,308	156,707,148
Nexon Company, Ltd. (A)	4,296,800	124,240,542
SMC Corp.	325,370	132,512,308
Tokyo Electron, Ltd.	609,947	113,479,985
Yamaha Corp.	2,143,600	79,010,082
Netherlands 4.6%		369,939,989
ASML Holding NV	858,338	150,622,571
ING Groep NV	5,477,870	98,986,266
Wolters Kluwer NV	2,323,958	120,331,152
Norway 1.0%		82,931,891
DNB ASA	4,552,859	82,931,891
Singapore 1.3%		105,998,752
DBS Group Holdings, Ltd.	5,820,000	105,998,752
South Korea 2.8%		223,496,597
Samsung Electronics Company, Ltd.	94,965	223,496,597
Spain 1.3%		105,877,771
Industria de Diseno Textil SA	2,993,181	105,877,771
Switzerland 8.2%		661,991,629
ABB, Ltd.	4,558,479	117,037,373
Cie Financiere Richemont SA	1,322,706	113,996,191
Julius Baer Group, Ltd. (A)	2,023,367	118,986,201
Partners Group Holding AG	172,327	118,680,635
Temenos Group AG (A)	980,554	121,179,530
UBS Group AG (A)	4,168,703	72,111,699
Taiwan 4.0%		318,270,570
Largan Precision Company, Ltd.	489,782	84,601,159
Taiwan Semiconductor Manufacturing Company, Ltd.	30,935,008	233,669,411
United Kingdom 12.3%		983,598,196
Aon PLC	517,589	72,576,330
British American Tobacco PLC	3,208,806	204,054,406
Compass Group PLC	6,138,365	124,490,201
IHS Markit, Ltd. (A)	2,632,719	117,471,921
Prudential PLC	5,435,292	136,630,609
Reckitt Benckiser Group PLC	1,369,109	120,176,330
Unilever NV	3,610,237	208,198,399
United States 2.4%		195,993,981
Amdocs, Ltd.	1,428,922	93,294,317
Broadcom, Ltd.	369,503	102,699,664

	Yield (%)	Shares	Value
Securities lending collateral 2.3%			$184,153,966
(Cost $184,159,727)
John Hancock Collateral Trust (C)	1.2290(D)	18,406,193	184,153,966

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK International Growth Fund	3

	Par value^	Value
Short-term investments 3.3%		$262,000,000
(Cost $262,000,000)
Repurchase agreement 3.3%		262,000,000
Bank of America Tri-Party Repurchase Agreement dated 11-30-17 at 1.050% to be repurchased at $129,303,771 on 12-1-17, collateralized by $30,624,647 Government National Mortgage Association, 4.000% - 4.500% due 7-15-44 to 10-20-47 (valued at $32,437,174, including interest), $48,296,661 Federal National Mortgage Association, 2.591% - 3.500% due 11-1-27 to 11-1-47 (valued at $49,892,964, including interest) and $47,254,033 Federal Home Loan Mortgage Corp., 2.974% - 4.500% due 11-1-31 to 12-1-47 (valued at $49,555,863, including interest)	129,300,000	129,300,000
Societe Generale SA Tri-Party Repurchase Agreemen dated 11-30-17 at 1.030% to be repurchased at $132,703,797 on 12-1-17, collateralized by $135,277,800 U.S. Treasury Notes, 0.750% - 1.625% due 3-31-18 to 5-31-23 (valued at $134,568,261, including interest) and $708,500 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $785,796, including interest)	132,700,000	132,700,000

Total investments (Cost $6,797,207,129) 102.1%	$8,184,308,069
Other assets and liabilities, net (2.1%)	(167,931,159)
Total net assets 100.0%	$8,016,376,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $163,266,933.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following sector composition as a percentage of net assets on 11-30-17:

Information technology	31.0%
Consumer discretionary	17.6%
Financials	16.8%
Industrials	16.7%
Consumer staples	9.7%
Health care	2.5%
Materials	1.1%
Telecommunication services	1.1%
Short-term investments and other	3.5%
TOTAL	100.0%
4	JOHN HANCOCK International Growth Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$400,229,961	—	$400,229,961	—
Austria	102,888,559	—	102,888,559	—
Brazil	110,228,126	—	110,228,126	—
Canada	165,062,116	$165,062,116	—	—
China	1,237,650,635	598,887,469	638,763,166	—
Denmark	176,956,222	—	176,956,222	—
France	935,634,029	—	935,634,029	—
Germany	109,543,275	—	109,543,275	—
Hong Kong	127,991,116	127,991,116	—	—
India	329,769,563	—	329,769,563	—
Indonesia	173,638,838	—	173,638,838	—
Ireland	119,280,765	119,280,765	—	—
Japan	701,181,522	—	701,181,522	—
Netherlands	369,939,989	—	369,939,989	—
Norway	82,931,891	—	82,931,891	—
Singapore	105,998,752	—	105,998,752	—
South Korea	223,496,597	—	223,496,597	—
Spain	105,877,771	—	105,877,771	—

       5

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Switzerland	661,991,629	—	661,991,629	—
Taiwan	318,270,570	—	318,270,570	—
United Kingdom	983,598,196	190,048,251	793,549,945	—
United States	195,993,981	195,993,981	—	—
Securities lending collateral	184,153,966	184,153,966	—	—
Short-term investments	262,000,000	—	262,000,000	—
Total investments in securities	$8,184,308,069	$1,581,417,664	$6,602,890,405	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	87Q3	11/17
This report is for the information of the shareholders of John Hancock International Growth Fund.		1/18

John Hancock

Global Shareholder Yield Fund

Quarterly portfolio holdings 11/30/17

Fund’s investments
As of 11-30-17 (unaudited)
	Shares	Value
Common stocks 95.8%		$2,383,058,272
(Cost $1,948,194,792)
Australia 2.1%		53,104,718
Commonwealth Bank of Australia (A)	282,754	17,144,076
Sonic Healthcare, Ltd.	795,690	13,477,914
Westpac Banking Corp. (A)	936,989	22,482,728
Canada 5.9%		145,626,148
Agrium, Inc.	141,656	15,573,661
BCE, Inc.	961,201	45,998,178
Pembina Pipeline Corp.	531,820	18,520,848
Rogers Communications, Inc., Class B	531,897	27,605,955
Royal Bank of Canada (A)	231,070	18,062,558
TELUS Corp.	537,516	19,864,948
France 8.1%		200,636,583
AXA SA	1,352,230	40,799,937
Cie Generale des Etablissements Michelin	159,505	23,129,110
Sanofi	211,185	19,264,207
SCOR SE	437,920	17,835,876
TOTAL SA	762,919	43,123,928
Unibail-Rodamco SE	136,241	34,819,808
Vinci SA	212,070	21,663,717
Germany 8.3%		206,932,386
Allianz SE	138,767	32,773,219
BASF SE	257,782	28,905,897
Daimler AG	351,675	29,134,542
Deutsche Post AG	615,481	29,297,287
Deutsche Telekom AG	1,672,279	29,864,359
Muenchener Rueckversicherungs-Gesellschaft AG	179,309	39,959,530
Siemens AG	125,040	16,997,552
Italy 2.7%		66,929,204
Snam SpA	5,365,199	27,033,873
Terna Rete Elettrica Nazionale SpA (A)	6,455,710	39,895,331
Netherlands 1.7%		42,687,954
Royal Dutch Shell PLC, ADR, Class A	665,751	42,687,954
Norway 1.9%		47,767,673
Orkla ASA	2,086,930	20,934,189
Statoil ASA	1,334,385	26,833,484
Singapore 1.1%		26,975,363
Singapore Exchange, Ltd.	2,268,851	12,648,579
Singapore Telecommunications, Ltd. (Singapore Stock Exchange)	5,172,083	14,326,784
Spain 1.6%		40,868,150
Gas Natural SDG SA	727,570	16,274,762
Red Electrica Corp. SA	1,088,757	24,593,388
Sweden 0.7%		18,326,768
Svenska Handelsbanken AB, A Shares	1,339,620	18,326,768
Switzerland 4.2%		105,486,094
Nestle SA	288,753	24,702,695
Novartis AG	296,449	25,434,327
2	JOHN HANCOCK Global Shareholder Yield Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Roche Holding AG	98,306	$24,843,411
Swisscom AG (A)	57,743	30,505,661
Taiwan 0.6%		13,570,326
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	342,685	13,570,326
United Kingdom 13.9%		344,766,891
AstraZeneca PLC, ADR (A)	916,869	30,137,484
BAE Systems PLC	3,592,870	26,755,391
British American Tobacco PLC	498,266	31,685,734
British American Tobacco PLC, ADR	242,862	15,453,309
Diageo PLC	393,046	13,588,954
GlaxoSmithKline PLC	1,930,939	33,409,799
Imperial Brands PLC	1,072,001	44,433,454
National Grid PLC	2,830,003	33,887,096
Sky PLC (B)	1,917,956	24,288,596
SSE PLC	1,000,835	18,492,737
Unilever PLC	453,295	25,569,426
Vodafone Group PLC	15,522,392	47,064,911
United States 43.0%		1,069,380,014
AbbVie, Inc.	279,283	27,068,108
Altria Group, Inc.	604,476	41,001,607
Ameren Corp.	290,421	18,575,327
American Electric Power Company, Inc.	260,903	20,253,900
Arthur J. Gallagher & Company	203,739	13,412,138
AT&T, Inc.	1,105,693	40,225,111
BlackRock, Inc.	28,339	14,203,223
CenturyLink, Inc.	591,374	8,628,147
Cisco Systems, Inc.	745,693	27,814,349
CME Group, Inc.	101,690	15,206,723
Dominion Energy, Inc.	396,084	33,322,547
DowDuPont, Inc.	377,523	27,166,555
Duke Energy Corp.	471,855	42,080,029
Eaton Corp. PLC	264,400	20,565,034
Emerson Electric Company	291,320	18,883,362
Entergy Corp.	344,933	29,829,806
Enterprise Products Partners LP	907,612	22,354,484
Exxon Mobil Corp.	321,180	26,751,082
Intel Corp.	391,394	17,550,107
Iron Mountain, Inc.	671,802	27,456,548
Johnson & Johnson	127,585	17,776,418
Kimberly-Clark Corp.	179,990	21,555,602
Lockheed Martin Corp.	53,464	17,061,432
Magellan Midstream Partners LP (A)	234,021	15,679,407
McDonald's Corp.	116,350	20,008,710
Merck & Company, Inc.	290,160	16,037,143
MetLife, Inc.	306,561	16,456,194
Microsoft Corp.	182,777	15,384,340
Occidental Petroleum Corp.	407,305	28,715,003
People's United Financial, Inc.	847,287	16,115,399
PepsiCo, Inc.	131,880	15,366,658
Pfizer, Inc.	908,431	32,939,708
Philip Morris International, Inc.	356,474	36,627,704
PPL Corp.	1,091,020	40,007,703
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Global Shareholder Yield Fund	3

	Shares	Value
United States (continued)
Public Storage	68,840	$14,671,181
QUALCOMM, Inc.	300,570	19,939,814
Regal Entertainment Group, Class A (A)	782,730	15,818,973
Texas Instruments, Inc.	249,942	24,316,857
The Coca-Cola Company	293,120	13,416,102
The Procter & Gamble Company	203,195	18,285,518
The Southern Company	363,350	18,603,520
United Parcel Service, Inc., Class B	206,871	25,124,483
Verizon Communications, Inc.	843,005	42,900,524
WEC Energy Group, Inc.	267,355	18,578,499
Wells Fargo & Company	292,219	16,501,607
Welltower, Inc.	580,245	39,143,328

	Yield (%)	Shares	Value
Securities lending collateral 3.2%			$79,697,467
(Cost $79,698,984)
John Hancock Collateral Trust (C)	1.2290(D)	7,965,764	79,697,467

Total investments (Cost $2,027,893,776) 99.0%	$2,462,755,739
Other assets and liabilities, net 1.0%	25,660,889
Total net assets 100.0%	$2,488,416,628

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 11-30-17. The value of securities on loan amounted to $56,418,446.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-17.
The fund had the following sector composition as a percentage of net assets on 11-30-17:

Utilities	14.1%
Consumer staples	13.0%
Financials	12.6%
Telecommunication services	12.4%
Energy	10.2%
Health care	9.5%
Industrials	7.2%
Information technology	4.8%
Real estate	4.7%
Consumer discretionary	4.5%
Materials	2.8%
Short-term investments and other	4.2%
TOTAL	100.0%
4	JOHN HANCOCK Global Shareholder Yield Fund | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2017, by major security category or type:

	Total value at 11-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$53,104,718	—	$53,104,718	—
Canada	145,626,148	$145,626,148	—	—
France	200,636,583	—	200,636,583	—
Germany	206,932,386	—	206,932,386	—
Italy	66,929,204	—	66,929,204	—
Netherlands	42,687,954	42,687,954	—	—
Norway	47,767,673	—	47,767,673	—
Singapore	26,975,363	—	26,975,363	—
Spain	40,868,150	—	40,868,150	—
Sweden	18,326,768	—	18,326,768	—
Switzerland	105,486,094	—	105,486,094	—
Taiwan	13,570,326	13,570,326	—	—
United Kingdom	344,766,891	45,590,793	299,176,098	—
United States	1,069,380,014	1,069,380,014	—	—
Securities lending collateral	79,697,467	79,697,467	—	—
Total investments in securities	$2,462,755,739	$1,396,552,702	$1,066,203,037	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	320Q3	11/17
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.		1/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2018